Supplemental Guarantor Information - Subsidiary Guarantee (Balance Sheet) (Details) (USD $) In Thousands	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009	Jun. 28, 2008
Current assets	$ 5,732,882	$ 5,076,258
Investment in subsidiaries	0	0
Plant and equipment, net	3,512,389	3,203,823	2,979,200
Other assets	2,140,284	2,033,620
Total assets	11,385,555	10,313,701	10,148,186
Current liabilities	3,575,075	3,009,198
Intercompany payables (receivables)	0	0
Long-term debt	2,279,517	2,472,662
Other liabilities	825,721	1,004,315
Total shareholders' equity	4,705,242	3,827,526	3,449,702	3,408,986
Total liabilities and shareholders' equity	11,385,555	10,313,701
Subsidiary Guarantee [Member] | Sysco-Debt Issuing Parent [Member]
Current assets	354,450	417,336
Investment in subsidiaries	14,014,569	15,265,792
Plant and equipment, net	569,567	425,279
Other assets	378,317	362,658
Total assets	15,316,903	16,471,065
Current liabilities	430,300	444,274
Intercompany payables (receivables)	7,800,254	9,691,238
Long-term debt	2,227,483	2,225,781
Other liabilities	405,376	411,781
Total shareholders' equity	4,453,490	3,697,991
Total liabilities and shareholders' equity	15,316,903	16,471,065
Subsidiary Guarantee [Member] | U.S. Broadline Subsidiaries [Member]
Current assets	3,476,921	3,165,121
Investment in subsidiaries	0	0
Plant and equipment, net	1,794,473	1,762,580
Other assets	519,664	484,887
Total assets	5,791,058	5,412,588
Current liabilities	840,586	918,449
Intercompany payables (receivables)	(7,701,021)	(9,674,808)
Long-term debt	26,542	18,860
Other liabilities	343,427	491,528
Total shareholders' equity	12,281,524	13,658,559
Total liabilities and shareholders' equity	5,791,058	5,412,588
Subsidiary Guarantee [Member] | Other Non-Guarantor Subsidiaries [Member]
Current assets	1,901,511	1,493,801
Investment in subsidiaries	0	0
Plant and equipment, net	1,148,349	1,015,964
Other assets	1,242,303	1,186,075
Total assets	4,292,163	3,695,840
Current liabilities	2,304,189	1,646,475
Intercompany payables (receivables)	(99,233)	(16,430)
Long-term debt	25,492	228,021
Other liabilities	76,918	101,006
Total shareholders' equity	1,984,797	1,736,768
Total liabilities and shareholders' equity	4,292,163	3,695,840
Subsidiary Guarantee [Member] | Eliminations [Member]
Current assets	0	0
Investment in subsidiaries	(14,014,569)	(15,265,792)
Plant and equipment, net	0	0
Other assets	0	0
Total assets	(14,014,569)	(15,265,792)
Current liabilities	0	0
Intercompany payables (receivables)	0	0
Long-term debt	0	0
Other liabilities	0	0
Total shareholders' equity	(14,014,569)	(15,265,792)
Total liabilities and shareholders' equity	$ (14,014,569)	$ (15,265,792)